Trade and other receivables - Summary of movements in allowance accounts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	£ 51	£ 37
Differences on exchange	2	2
Provided in the year	61	28
Released	(16)	(16)
Allowance account for credit losses of financial assets at end of period	98	51
Loans and other receivables
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Differences on exchange	0	0
Provided in the year	28	0
Released	0	0
Allowance account for credit losses of financial assets at end of period	28	0
Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	51	37
Differences on exchange	2	2
Provided in the year	33	28
Released	(16)	(16)
Allowance account for credit losses of financial assets at end of period	£ 70	£ 51